Janus Henderson Balanced Portfolio Expense Example - Service Shares [Member] - Janus Henderson Balanced Portfolio - Service Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	$ 1,073